Class K [Member] Expense Example - Class K - BlackRock Dynamic High Income Portfolio - Class K Shares	Jul. 31, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 64
Expense Example, with Redemption, 3 Years	234
Expense Example, with Redemption, 5 Years	419
Expense Example, with Redemption, 10 Years	$ 952